Taxes on Income - Schedule of Reconciliation of Theoretical Taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Theoretical Taxes on income [Abstract]
Profit (loss) before income tax	23.00%	23.00%	23.00%
Profit (loss) before income tax	$ 1,473	$ 7,001	$ (6,089)
Theoretical tax expense (benefit)	339	1,610	(1,400)
Tax benefits arising from a reduced tax rate under the PTE regime	(501)	(1,007)	(590)
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years		(12)	(843)
Increase in taxes resulting from non-deductible expenses	543	493	2,206
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	140	137	145
Taxes in respect of prior years	(11)
Tax expense (benefit)	$ 510	$ 1,221	$ (482)